Condensed Consolidating Financial Information Condensed Balance Sheet (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Nov. 14, 2012	Jun. 30, 2012	Dec. 31, 2011
Condensed Balance Sheet Statements, Captions [Line Items]
Issuance of senior notes			$ 4,900,000,000
Cash	628,000,000	577,000,000		525,000,000	385,000,000
Short-term investments	368,000,000	527,000,000
Accounts receivable - net	3,820,000,000	3,510,000,000
Intercompany accounts receivable	0	0
Inventory	2,405,000,000	2,339,000,000
Prepaid expenses other current assets	1,008,000,000	871,000,000
Total current assets	8,229,000,000	7,824,000,000
Property, plant and equipment - net	3,749,000,000	3,823,000,000
Goodwill	14,049,000,000	14,211,000,000
Other intangible assets	7,186,000,000	7,468,000,000
Deferred income taxes	1,169,000,000	1,254,000,000
Investment in subsidiaries	0	0
Intercompany loans receivables	0	0
Other assets	875,000,000	1,704,000,000
Short-term Debt	115,000,000	757,000,000
Current portion of long-term debt	575,000,000	314,000,000
Total assets	35,257,000,000	36,284,000,000
Accounts payable	2,045,000,000	1,879,000,000
Intercompany accounts payable	0	0
Accrued compensation	368,000,000	463,000,000
Other current liabilities	1,878,000,000	2,057,000,000
Total current liabilities	4,981,000,000	5,470,000,000
Long-term debt	9,069,000,000	9,762,000,000
Pension liabilities	1,805,000,000	2,004,000,000
Other postretirement benefits liabilities	736,000,000	740,000,000
Deferred income taxes	2,301,000,000	2,341,000,000
Intercompany loans payable	0	0
Other noncurrent liabilities	934,000,000	812,000,000
Total noncurrent liabilities	14,845,000,000	15,659,000,000
Eaton shareholders' equity	15,388,000,000	15,113,000,000
Noncontrolling interests	43,000,000	42,000,000
Total equity	15,431,000,000	15,155,000,000
Total liabilities and equity	35,257,000,000	36,284,000,000
Eaton Corporation plc [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Cash	4,000,000	7,000,000
Short-term investments	0	0
Accounts receivable - net	0	0
Intercompany accounts receivable	19,000,000	38,000,000
Inventory	0	0
Prepaid expenses other current assets	0	0
Total current assets	23,000,000	45,000,000
Property, plant and equipment - net	0	0
Goodwill	0	0
Other intangible assets	0	0
Deferred income taxes	0	0
Investment in subsidiaries	23,038,000,000	20,662,000,000
Intercompany loans receivables	0	0
Other assets	0	0
Short-term Debt	0	0
Current portion of long-term debt	0	0
Total assets	23,061,000,000	20,707,000,000
Accounts payable	0	0
Intercompany accounts payable	0	2,000,000
Accrued compensation	0	0
Other current liabilities	13,000,000	0
Total current liabilities	13,000,000	2,000,000
Long-term debt	0	0
Pension liabilities	0	0
Other postretirement benefits liabilities	0	0
Deferred income taxes	0	0
Intercompany loans payable	7,660,000,000	5,592,000,000
Other noncurrent liabilities	0	0
Total noncurrent liabilities	7,660,000,000	5,592,000,000
Eaton shareholders' equity	15,388,000,000	15,113,000,000
Noncontrolling interests	0	0
Total equity	15,388,000,000	15,113,000,000
Total liabilities and equity	23,061,000,000	20,707,000,000
Eaton Corporation [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Cash	44,000,000	54,000,000		188,000,000	120,000,000
Short-term investments	0	25,000,000
Accounts receivable - net	63,000,000	624,000,000
Intercompany accounts receivable	918,000,000	365,000,000
Inventory	344,000,000	341,000,000
Prepaid expenses other current assets	518,000,000	391,000,000
Total current assets	1,887,000,000	1,800,000,000
Property, plant and equipment - net	952,000,000	934,000,000
Goodwill	1,382,000,000	1,382,000,000
Other intangible assets	220,000,000	231,000,000
Deferred income taxes	926,000,000	941,000,000
Investment in subsidiaries	8,187,000,000	7,678,000,000
Intercompany loans receivables	7,526,000,000	7,650,000,000
Other assets	408,000,000	460,000,000
Short-term Debt	101,000,000	753,000,000
Current portion of long-term debt	553,000,000	303,000,000
Total assets	21,488,000,000	21,076,000,000
Accounts payable	484,000,000	424,000,000
Intercompany accounts payable	3,301,000,000	2,794,000,000
Accrued compensation	80,000,000	129,000,000
Other current liabilities	566,000,000	523,000,000
Total current liabilities	5,085,000,000	4,926,000,000
Long-term debt	7,735,000,000	8,397,000,000
Pension liabilities	781,000,000	895,000,000
Other postretirement benefits liabilities	451,000,000	454,000,000
Deferred income taxes	0	0
Intercompany loans payable	1,967,000,000	1,401,000,000
Other noncurrent liabilities	527,000,000	440,000,000
Total noncurrent liabilities	11,461,000,000	11,587,000,000
Eaton shareholders' equity	4,942,000,000	4,563,000,000
Noncontrolling interests	0	0
Total equity	4,942,000,000	4,563,000,000
Total liabilities and equity	21,488,000,000	21,076,000,000
Subsidiary Guarantors [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Cash	7,000,000	14,000,000		1,000,000	3,000,000
Short-term investments	17,000,000	38,000,000
Accounts receivable - net	1,086,000,000	413,000,000
Intercompany accounts receivable	2,546,000,000	4,693,000,000
Inventory	610,000,000	563,000,000
Prepaid expenses other current assets	177,000,000	198,000,000
Total current assets	4,443,000,000	5,919,000,000
Property, plant and equipment - net	781,000,000	793,000,000
Goodwill	9,264,000,000	9,381,000,000
Other intangible assets	4,014,000,000	4,104,000,000
Deferred income taxes	48,000,000	94,000,000
Investment in subsidiaries	30,055,000,000	14,428,000,000
Intercompany loans receivables	2,018,000,000	13,262,000,000
Other assets	94,000,000	90,000,000
Short-term Debt	0	0
Current portion of long-term debt	8,000,000	8,000,000
Total assets	50,717,000,000	48,071,000,000
Accounts payable	364,000,000	343,000,000
Intercompany accounts payable	3,356,000,000	4,855,000,000
Accrued compensation	43,000,000	76,000,000
Other current liabilities	382,000,000	424,000,000
Total current liabilities	4,153,000,000	5,706,000,000
Long-term debt	1,316,000,000	1,331,000,000
Pension liabilities	219,000,000	255,000,000
Other postretirement benefits liabilities	187,000,000	189,000,000
Deferred income taxes	1,519,000,000	1,546,000,000
Intercompany loans payable	17,006,000,000	14,857,000,000
Other noncurrent liabilities	95,000,000	86,000,000
Total noncurrent liabilities	20,342,000,000	18,264,000,000
Eaton shareholders' equity	26,222,000,000	24,101,000,000
Noncontrolling interests	0	0
Total equity	26,222,000,000	24,101,000,000
Total liabilities and equity	50,717,000,000	48,071,000,000
Other Subsidiaries [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Cash	573,000,000	502,000,000		336,000,000	262,000,000
Short-term investments	351,000,000	464,000,000
Accounts receivable - net	2,671,000,000	2,473,000,000
Intercompany accounts receivable	3,841,000,000	5,643,000,000
Inventory	1,490,000,000	1,474,000,000
Prepaid expenses other current assets	302,000,000	273,000,000
Total current assets	9,228,000,000	10,829,000,000
Property, plant and equipment - net	2,016,000,000	2,096,000,000
Goodwill	3,403,000,000	3,448,000,000
Other intangible assets	2,952,000,000	3,133,000,000
Deferred income taxes	195,000,000	219,000,000
Investment in subsidiaries	8,229,000,000	6,365,000,000
Intercompany loans receivables	18,049,000,000	14,125,000,000
Other assets	373,000,000	1,154,000,000
Short-term Debt	14,000,000	4,000,000
Current portion of long-term debt	14,000,000	3,000,000
Total assets	44,445,000,000	41,369,000,000
Accounts payable	1,197,000,000	1,112,000,000
Intercompany accounts payable	667,000,000	3,088,000,000
Accrued compensation	245,000,000	258,000,000
Other current liabilities	920,000,000	1,114,000,000
Total current liabilities	3,057,000,000	5,579,000,000
Long-term debt	18,000,000	34,000,000
Pension liabilities	805,000,000	854,000,000
Other postretirement benefits liabilities	98,000,000	97,000,000
Deferred income taxes	782,000,000	795,000,000
Intercompany loans payable	960,000,000	13,187,000,000
Other noncurrent liabilities	312,000,000	286,000,000
Total noncurrent liabilities	2,975,000,000	15,253,000,000
Eaton shareholders' equity	38,380,000,000	20,505,000,000
Noncontrolling interests	33,000,000	32,000,000
Total equity	38,413,000,000	20,537,000,000
Total liabilities and equity	44,445,000,000	41,369,000,000
Consolidating Adjustments [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Cash	0	0		0	0
Short-term investments	0	0
Accounts receivable - net	0	0
Intercompany accounts receivable	(7,324,000,000)	(10,739,000,000)
Inventory	(39,000,000)	(39,000,000)
Prepaid expenses other current assets	11,000,000	9,000,000
Total current assets	(7,352,000,000)	(10,769,000,000)
Property, plant and equipment - net	0	0
Goodwill	0	0
Other intangible assets	0	0
Deferred income taxes	0	0
Investment in subsidiaries	(69,509,000,000)	(49,133,000,000)
Intercompany loans receivables	(27,593,000,000)	(35,037,000,000)
Other assets	0	0
Short-term Debt	0	0
Current portion of long-term debt	0	0
Total assets	(104,454,000,000)	(94,939,000,000)
Accounts payable	0	0
Intercompany accounts payable	(7,324,000,000)	(10,739,000,000)
Accrued compensation	0	0
Other current liabilities	(3,000,000)	(4,000,000)
Total current liabilities	(7,327,000,000)	(10,743,000,000)
Long-term debt	0	0
Pension liabilities	0	0
Other postretirement benefits liabilities	0	0
Deferred income taxes	0	0
Intercompany loans payable	(27,593,000,000)	(35,037,000,000)
Other noncurrent liabilities	0	0
Total noncurrent liabilities	(27,593,000,000)	(35,037,000,000)
Eaton shareholders' equity	(69,544,000,000)	(49,169,000,000)
Noncontrolling interests	10,000,000	10,000,000
Total equity	(69,534,000,000)	(49,159,000,000)
Total liabilities and equity	$ (104,454,000,000)	$ (94,939,000,000)